Condensed Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical)	Mar. 04, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2020 shares
Common stock, shares outstanding	8,625,000
Common Class B [Member]
Common Stock Split	1.2
Common stock, shares outstanding	8,625,000	8,625,000	8,625,000
Common Class B [Member] | Over-Allotment Option [Member]
Common stock shares subject to forfeiture			1,125,000